Distribution Date:	04/17/23	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
2013-LC11

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell	Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639YAL1	0.766400%	61,803,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639YAM9	1.854900%	79,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639YAN7	2.591700%	23,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639YAP2	2.694200%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639YAQ0	2.959900%	389,304,000.00	113,429,949.19	96,303,502.19	279,784.42	0.00	0.00	96,583,286.61	17,126,447.00	95.84%	30.00%
A-SB	46639YAR8	2.553900%	117,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46639YAU1	3.216000%	106,926,000.00	106,926,000.00	0.00	286,561.68	0.00	0.00	286,561.68	106,926,000.00	69.88%	21.87%
B	46639YAV9	3.498600%	92,120,000.00	92,120,000.00	0.00	268,575.86	0.00	0.00	268,575.86	92,120,000.00	47.52%	14.87%
C	46639YAW7	3.958200%	47,705,000.00	47,705,000.00	0.00	157,354.94	0.00	0.00	157,354.94	47,705,000.00	35.94%	11.25%
D	46639YAX5	4.423398%	52,640,000.00	52,640,000.00	0.00	194,039.72	0.00	0.00	194,039.72	52,640,000.00	23.16%	7.25%
E	46639YAC1	3.250000%	24,676,000.00	24,676,000.00	0.00	66,830.83	0.00	0.00	66,830.83	24,676,000.00	17.17%	5.37%
F	46639YAE7	3.250000%	24,675,000.00	24,675,000.00	0.00	32,294.73	0.00	0.00	32,294.73	24,675,000.00	11.18%	3.50%
NR	46639YAG2	3.250000%	46,059,830.24	46,053,163.75	0.00	0.00	0.00	0.00	0.00	46,053,163.75	0.00%	0.00%
AN	46639YAY3	7.625000%	16,984,009.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
PF	46639YBA4	11.990000%	1,998,199.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639YAJ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,334,988,038.24	508,225,112.94	96,303,502.19	1,285,442.18	0.00	0.00	97,588,944.37	411,921,610.75

X-A	46639YAS6	1.339227%	1,028,130,000.00	220,355,949.19	0.00	245,922.25	0.00	0.00	245,922.25	124,052,447.00
X-B	46639YAT4	0.767993%	139,825,000.00	139,825,000.00	0.00	89,487.19	0.00	0.00	89,487.19	139,825,000.00
X-C	46639YAA5	1.173398%	95,410,830.24	95,404,163.75	0.00	93,289.20	0.00	0.00	93,289.20	95,404,163.75
Notional SubTotal			1,263,365,830.24	455,585,112.94	0.00	428,698.64	0.00	0.00	428,698.64	359,281,610.75

Deal Distribution Total					96,303,502.19	1,714,140.82	0.00	0.00	98,017,643.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639YAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639YAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639YAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639YAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639YAQ0	291.36599981	247.37352349	0.71867851	0.00000000	0.00000000	0.00000000	0.00000000	248.09220201	43.99247632
A-SB	46639YAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46639YAU1	1,000.00000000	0.00000000	2.68000000	0.00000000	0.00000000	0.00000000	0.00000000	2.68000000	1,000.00000000
B	46639YAV9	1,000.00000000	0.00000000	2.91550000	0.00000000	0.00000000	0.00000000	0.00000000	2.91550000	1,000.00000000
C	46639YAW7	1,000.00000000	0.00000000	3.29849995	0.00000000	0.00000000	0.00000000	0.00000000	3.29849995	1,000.00000000
D	46639YAX5	1,000.00000000	0.00000000	3.68616489	0.00000000	0.00000000	0.00000000	0.00000000	3.68616489	1,000.00000000
E	46639YAC1	1,000.00000000	0.00000000	2.70833320	0.00000000	0.00000000	0.00000000	0.00000000	2.70833320	1,000.00000000
F	46639YAE7	1,000.00000000	0.00000000	1.30880365	1.39952948	1.39952948	0.00000000	0.00000000	1.30880365	1,000.00000000
NR	46639YAG2	999.85526456	0.00000000	0.00000000	2.70794137	30.08038399	0.00000000	0.00000000	0.00000000	999.85526456
AN	46639YAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
PF	46639YBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639YAJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639YAS6	214.32693258	0.00000000	0.23919373	0.00000000	0.00000000	0.00000000	0.00000000	0.23919373	120.65832823
X-B	46639YAT4	1,000.00000000	0.00000000	0.63999421	0.00000000	0.00000000	0.00000000	0.00000000	0.63999421	1,000.00000000
X-C	46639YAA5	999.93012858	0.00000000	0.97776321	0.00000000	0.00000000	0.00000000	0.00000000	0.97776321	999.93012858

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	03/01/23 - 03/30/23	30	0.00	279,784.42	0.00	279,784.42	0.00	0.00	0.00	279,784.42	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	03/01/23 - 03/30/23	30	0.00	245,922.25	0.00	245,922.25	0.00	0.00	0.00	245,922.25	0.00
X-B	03/01/23 - 03/30/23	30	0.00	89,487.19	0.00	89,487.19	0.00	0.00	0.00	89,487.19	0.00
X-C	03/01/23 - 03/30/23	30	0.00	93,289.20	0.00	93,289.20	0.00	0.00	0.00	93,289.20	0.00
A-S	03/01/23 - 03/30/23	30	0.00	286,561.68	0.00	286,561.68	0.00	0.00	0.00	286,561.68	0.00
B	03/01/23 - 03/30/23	30	0.00	268,575.86	0.00	268,575.86	0.00	0.00	0.00	268,575.86	0.00
C	03/01/23 - 03/30/23	30	0.00	157,354.94	0.00	157,354.94	0.00	0.00	0.00	157,354.94	0.00
D	03/01/23 - 03/30/23	30	0.00	194,039.72	0.00	194,039.72	0.00	0.00	0.00	194,039.72	0.00
E	03/01/23 - 03/30/23	30	0.00	66,830.83	0.00	66,830.83	0.00	0.00	0.00	66,830.83	0.00
F	03/01/23 - 03/30/23	30	0.00	66,828.13	0.00	66,828.13	34,533.39	0.00	0.00	32,294.73	34,533.39
NR	03/01/23 - 03/30/23	30	1,260,770.06	124,727.32	0.00	124,727.32	124,727.32	0.00	0.00	0.00	1,385,497.38
AN	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PF	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,260,770.06	1,873,401.54	0.00	1,873,401.54	159,260.71	0.00	0.00	1,714,140.82	1,420,030.77

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	98,017,643.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,879,074.45	Master Servicing Fee	3,342.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,663.03
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	667.72
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,879,074.45	Total Fees	5,672.94

Principal		Expenses/Reimbursements
Scheduled Principal	74,043,005.04	Reimbursement for Interest on Advances	(197.40)
Unscheduled Principal Collections		ASER Amount	37,881.35
Principal Prepayments	22,260,497.15	Special Servicing Fees (Monthly)	70,047.62
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	51,529.14
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	96,303,502.19	Total Expenses/Reimbursements	159,260.71

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,714,140.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	96,303,502.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	98,017,643.01
Total Funds Collected	98,182,576.64	Total Funds Distributed	98,182,576.66

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	508,225,112.94	508,225,112.94	Beginning Certificate Balance	508,225,112.94
(-) Scheduled Principal Collections	74,043,005.04	74,043,005.04	(-) Principal Distributions	96,303,502.19
(-) Unscheduled Principal Collections	22,260,497.15	22,260,497.15	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	411,921,610.75	411,921,610.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	510,473,180.53	510,473,180.53	Ending Certificate Balance	411,921,610.75
Ending Actual Collateral Balance	414,848,896.42	414,848,896.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	1	3,998,195.88	0.97%	(1)	4.1900	2.340000	1.30 or less	1	98,683,028.90	23.96%	1	4.2492	0.810000
$10,000,000 to $19,999,999	1	13,800,000.00	3.35%	0	4.3625	3.210000	1.31 to 1.40	4	223,839,482.10	54.34%	0	4.0875	1.363428
$20,000,000 to $29,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	71,600,903.87	17.38%	(2)	4.1690	1.428720
$30,000,000 to $49,999,999	1	32,039,381.84	7.78%	0	3.9225	1.400000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $69,999,999	2	116,416,521.99	28.26%	1	4.2705	1.355583	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$70,000,000 to $99,999,999	3	245,667,511.04	59.64%	0	4.1110	1.159097	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
Totals	8	411,921,610.75	100.00%	0	4.1506	1.313536	2.26 or greater	2	17,798,195.88	4.32%	0	4.3237	3.014563
							Totals	8	411,921,610.75	100.00%	0	4.1506	1.313536
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Colorado	1	98,683,028.90	23.96%	1	4.2492	0.810000
							Multi-Family	3	71,600,903.87	17.38%	(2)	4.1690	1.428720
Louisiana	1	75,383,578.27	18.30%	(1)	3.8750	1.360000
							Office	3	182,140,862.85	44.22%	1	4.2978	1.066226
Massachusetts	1	64,998,069.88	15.78%	1	3.9900	1.360000
							Retail	4	158,179,844.03	38.40%	0	3.9727	1.546169
Michigan	3	71,600,903.87	17.38%	(2)	4.1690	1.428720
							Totals	10	411,921,610.75	100.00%	0	4.1506	1.313536
New York	1	3,998,195.88	0.97%	(1)	4.1900	2.340000

Oklahoma	1	13,800,000.00	3.35%	0	4.3625	3.210000

Virginia	2	83,457,833.95	20.26%	0	4.3553	1.369195

Totals	10	411,921,610.75	100.00%	0	4.1506	1.313536

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.00000% or less	3	172,421,029.99	41.86%	0	3.9272	1.367433	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30000%	3	174,282,128.65	42.31%	0	4.2149	1.099290	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55000%	1	13,800,000.00	3.35%	0	4.3625	3.210000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75000%	1	51,418,452.11	12.48%	0	4.6250	1.350000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	8	411,921,610.75	100.00%	0	4.1506	1.313536
	4.95001% to 5.15000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	8	411,921,610.75	100.00%	0	4.1506	1.313536
	5.15001% to 5.35000%	0	0.00	0.00%	0	0.0000	0.000000
	5.35001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	411,921,610.75	100.00%	0	4.1506	1.313536
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	411,921,610.75	100.00%	0	4.1506	1.313536	Interest Only	8	411,921,610.75	100.00%	0	4.1506	1.313536
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	330 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	411,921,610.75	100.00%	0	4.1506	1.313536	Totals	8	411,921,610.75	100.00%	0	4.1506	1.313536
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	71,600,903.87	17.38%	(2)	4.1690	1.428720	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	6	241,637,677.98	58.66%	0	4.1049	1.485045	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	98,683,028.90	23.96%	1	4.2492	0.810000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	411,921,610.75	100.00%	0	4.1506	1.313536
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	30304910	OF	Denver	CO	Actual/360	4.249%	361,815.68	200,906.88	0.00	N/A	05/01/23	--	98,883,935.78	98,683,028.90	06/01/22
3	30304911	RT	Monroe	LA	Actual/360	3.875%	252,111.28	171,102.10	0.00	N/A	03/01/23	--	75,554,680.37	75,383,578.27	02/01/23
4	30304912	MF	East Lansing	MI	Actual/360	4.169%	257,607.16	156,520.95	0.00	N/A	02/01/23	--	71,757,424.82	71,600,903.87	02/01/23
06A-2	30304914	RT	Dedham	MA	Actual/360	3.990%	223,782.41	133,846.81	0.00	N/A	05/01/23	--	65,131,916.69	64,998,069.88	04/01/23
7	30304915	OF	Herndon	VA	Actual/360	4.625%	205,192.50	103,291.21	0.00	N/A	04/01/23	--	51,521,743.32	51,418,452.11	03/01/23
9	30304917	MF	Richmond	VA	Actual/360	4.721%	165,523.32	40,716,082.59	0.00	N/A	04/06/23	--	40,716,082.59	0.00	04/06/23
13	30304921	OF	Tysons Corner	VA	Actual/360	3.922%	108,418.20	58,772.51	0.00	N/A	04/01/23	--	32,098,154.35	32,039,381.84	03/01/23
15	30304923	IN	Romeoville	IL	Actual/360	5.276%	101,134.39	22,260,497.15	0.00	04/06/23	04/06/43	--	22,260,497.15	0.00	04/06/23
24	30304932	RT	Oklahoma City	OK	Actual/360	4.362%	51,841.04	0.00	0.00	04/01/23	12/01/25	--	13,800,000.00	13,800,000.00	04/01/23
31	30304939	LO	Corpus Christi	TX	Actual/360	4.837%	30,723.54	7,376,254.90	0.00	N/A	04/06/23	--	7,376,254.90	0.00	04/06/23
33	30304941	RT	Northfield	OH	Actual/360	5.042%	30,807.14	7,095,603.92	0.00	N/A	04/06/23	--	7,095,603.92	0.00	04/06/23
40	30304948	LO	Port Clinton	OH	Actual/360	5.480%	23,768.35	5,036,854.09	0.00	N/A	04/01/23	--	5,036,854.09	0.00	04/01/23
44	30304952	MF	Erie	PA	Actual/360	4.309%	18,222.61	4,911,056.08	0.00	N/A	04/06/23	--	4,911,056.08	0.00	04/06/23
45	30304953	MU	Houston	TX	Actual/360	4.642%	19,529.70	4,885,751.17	0.00	N/A	04/06/23	--	4,885,751.17	0.00	04/06/23
47	30304955	LO	Port Huron	MI	Actual/360	5.150%	14,144.26	3,189,435.18	0.00	N/A	04/06/23	--	3,189,435.18	0.00	04/06/23
49	30304957	RT	New York	NY	Actual/360	4.190%	14,452.87	7,526.65	0.00	N/A	03/06/23	--	4,005,722.53	3,998,195.88	02/06/23
Totals							1,879,074.45	96,303,502.19	0.00				508,225,112.94	411,921,610.75

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	0.00	0.00	--	--	04/11/22	10,365,140.04	371,107.86	523,942.88	5,251,898.66	0.00	0.00
3	7,160,908.50	7,560,986.21	01/01/22	09/30/22	--	0.00	0.00	422,526.99	845,806.88	0.00	0.00
4	4,055,639.11	2,910,392.55	--	--	--	0.00	0.00	413,476.21	827,667.50	0.00	0.00
06A-2	17,261,441.88	16,149,586.19	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,814,167.71	5,504,797.72	01/01/22	12/31/22	--	0.00	0.00	308,261.88	308,261.88	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,877,505.39	3,189,726.28	01/01/22	06/30/22	--	0.00	0.00	166,499.71	166,499.71	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,881,804.24	2,092,576.16	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	803,836.05	754,434.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,628,084.21	0.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	537,105.26	790,663.82	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	750,141.86	625,272.65	01/01/22	12/31/22	--	0.00	0.00	21,943.13	43,926.18	0.00	0.00
Totals	41,770,634.21	39,578,436.45				10,365,140.04	371,107.86	1,856,650.80	7,444,060.81	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	30304923	22,260,497.15	Payoff Prior to Maturity	0.00	0.00
Totals		22,260,497.15		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	1	98,683,028.90	0	0.00	1	98,683,028.90	0	0.00	0	0.00	1	22,260,497.15	4.150588%	4.137605%	0
03/17/23	0	0.00	0	0.00	1	98,883,935.78	0	0.00	1	98,883,935.78	0	0.00	0	0.00	1	5,432,783.68	4.293670%	4.277744%	1
02/17/23	0	0.00	0	0.00	1	99,119,079.95	0	0.00	1	99,119,079.95	0	0.00	0	0.00	0	0.00	4.301295%	4.282492%	2
01/18/23	0	0.00	0	0.00	1	99,318,397.14	0	0.00	1	99,318,397.14	0	0.00	0	0.00	1	41,480,375.63	4.301340%	4.282537%	3
12/16/22	0	0.00	0	0.00	1	99,516,987.68	0	0.00	1	99,516,987.68	0	0.00	0	0.00	9	80,314,933.18	4.275972%	4.256479%	4
11/18/22	0	0.00	0	0.00	1	99,726,582.25	0	0.00	1	99,726,582.25	0	0.00	0	0.00	1	7,346,981.84	4.246224%	4.226011%	5
10/17/22	0	0.00	0	0.00	1	99,923,684.69	0	0.00	1	99,923,684.69	0	0.00	0	0.00	1	104,528,350.50	4.246066%	4.225941%	6
09/16/22	0	0.00	1	100,131,844.20	0	0.00	0	0.00	1	100,131,844.20	0	0.00	0	0.00	0	0.00	4.178430%	4.159410%	7
08/17/22	1	100,327,469.20	0	0.00	0	0.00	1	100,327,469.20	0	0.00	0	0.00	0	0.00	0	0.00	4.178514%	4.159493%	8
07/15/22	0	0.00	0	0.00	0	0.00	1	100,522,381.10	0	0.00	0	0.00	1	1,036,360.53	0	0.00	4.178596%	4.159575%	9
06/17/22	0	0.00	0	0.00	1	101,764,788.70	1	101,764,788.70	0	0.00	0	0.00	0	0.00	1	5,309,901.77	4.178765%	4.159752%	10
05/17/22	0	0.00	0	0.00	1	101,954,460.50	1	101,954,460.50	0	0.00	0	0.00	0	0.00	0	0.00	4.178667%	4.159237%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30304910	06/01/22	9	6	523,942.88	5,251,898.66	889,722.12	100,728,428.10	07/01/20	7			07/07/22
3	30304911	02/01/23	1	5	422,526.99	845,806.88	0.00	75,749,592.89	02/17/23	98
4	30304912	02/01/23	1	5	413,476.21	827,667.50	8,591.41	71,938,289.03	02/01/23	4
7	30304915	03/01/23	0	5	308,261.88	308,261.88	35.64	51,521,743.32	03/06/23	98
13	30304921	03/01/23	0	5	166,499.71	166,499.71	0.00	32,098,154.35	12/07/22	4
49	30304957	02/06/23	1	5	21,943.13	43,926.18	0.00	4,014,618.85	03/07/23	11
Totals					1,856,650.80	7,444,060.81	898,349.17	336,050,826.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		234,440,512	0		234,440,512	0
0 - 6 Months		163,681,099	64,998,070		0	98,683,029
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		13,800,000	13,800,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	411,921,611	162,255,904	150,982,678	0	0	98,683,029
Mar-23	508,225,113	258,023,349	151,317,828	0	0	98,883,936
Feb-23	663,055,574	563,936,494	0	0	0	99,119,080
Jan-23	664,477,407	565,159,010	0	0	0	99,318,397
Dec-22	707,374,344	607,857,356	0	0	0	99,516,988
Nov-22	789,256,316	689,529,734	0	0	0	99,726,582
Oct-22	798,213,741	698,290,056	0	0	0	99,923,685
Sep-22	904,452,294	804,320,449	0	0	0	100,131,844
Aug-22	906,287,889	805,960,419	0	0	0	100,327,469
Jul-22	908,116,838	807,594,457	0	0	0	100,522,381
Jun-22	911,074,574	809,309,785	0	0	0	101,764,789
May-22	918,208,646	816,254,185	0	0	0	101,954,461
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30304910	98,683,028.90	100,728,428.10	98,000,000.00	01/01/22	5,444,690.31	0.81000	03/31/20	05/01/23	I/O
3	30304911	75,383,578.27	75,749,592.89	131,000,000.00	02/01/13	6,931,183.21	1.36000	09/30/22	03/01/23	I/O
4	30304912	71,600,903.87	71,938,289.03	116,400,000.00	01/22/13	7,446,571.60	1.42872	--	02/01/23	I/O
7	30304915	51,418,452.11	51,521,743.32	100,000,000.00	01/15/13	5,011,519.72	1.35000	12/31/22	04/01/23	I/O
13	30304921	32,039,381.84	32,098,154.35	51,100,000.00	02/21/13	2,814,238.28	1.40000	06/30/22	04/01/23	I/O
49	30304957	3,998,195.88	4,014,618.85	9,500,000.00	01/03/13	618,034.65	2.34000	12/31/22	03/06/23	I/O
Totals		333,123,540.87	336,050,826.54	506,000,000.00		28,266,237.77

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	30304910	OF	CO	07/01/20	7

4/11/2023 - 7/7/2022 REO Title acquisition. JLL (the receiver prior to the foreclosure) manages and leases the property for the Trust. Leasing activities continue with multiple renewals recently completed and several more pending. Critical

	capital nee ds are addressed as needed. New leasing has been limited by significant competition for few new or relocation leases in the market. Newmark has been engaged to market the property for sale

3	30304911	RT	LA	02/17/23	98
	4/11/2023 - Loan transferred to special servicing due to maturity default (3/1/2023). File is under review and rights and remedies will be pursued as appropriate.						Appraisal is in process.

4	30304912	MF	MI	02/01/23	4

4/11/2023 - The loan matured 2/1/2023 and was transferred to the special servicer. A demand letter for the payment of the indebtedness has been sent as well as a pre-negotiation agreement which has been executed. Borrower has requested a

	short-term extens ion of the loan and discussions continue regarding this possible alternative. If no agreement can be reached, foreclosure of the assets will be pursued.

7	30304915	OF	VA	03/06/23	98
	4/11/2023 - Loan transferred due to imminent maturity default (4/1/2023). Borrower is requesting additional time to determine resolution. Noteholder to pursue remedies should loan default.

13	30304921	OF	VA	12/07/22	4

4/11/2023 - This asset was transferred to the special servicer in December 2022. The loan is performing but has an upcoming maturity in April 2023. Borrower requested transfer due to potential issues in refinancing the debt. A pre-negotiation agreement ha s been executed and Borrower has requested an extension of the loan. If appropriate terms cannot be agreed upon, special servicer will exercise appropriate remedies within the loan documents.

49	30304957	RT	NY	03/07/23	11

4/11/2023 - Mortgage loan was transferred to the Special Servicer on March 7, 2023, based on a maturity date of March 6, 2023. A hello letter and pre-negotiation letter have been sent as well as a demand for payment of the debt in full.

Borrower has repre sented the property is under contract to sell to a third party in an amount in excess of the existing debt with a close date scheduled by the end of May 2023. Special Servicer will pursue rights and remedies under the loan

	documents unless an interim agre ement can be reached.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304912	75,168,029.83	4.16900%	75,168,029.83 4.16900%		8	05/07/21	12/31/20	05/21/21
Totals		75,168,029.83		75,168,029.83
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
46	30304954 08/17/18	4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49	0.12%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.00	0.00	3,943.70	0.00	(3,943.70)	0.00	0.00	(3,943.70)
46	30304954	10/19/20	0.00	0.00	6,666.49	0.00	0.00	3,943.70	0.00	0.00	6,666.49
		12/17/19	0.00	0.00	2,722.79	0.00	0.00	1,358.50	0.00	0.00
		11/18/19	0.00	0.00	1,364.29	0.00	0.00	720.66	0.00	0.00
		08/16/19	0.00	0.00	643.63	0.00	0.00	602.79	0.00	0.00
		08/17/18	0.00	0.00	40.84	0.00	0.00	40.84	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,666.49	3,943.70	0.00	2,722.79	0.00	0.00	2,722.79

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	21,287.51	0.00	0.00	37,881.35	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	16,265.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	15,447.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	9,302.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	6,910.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	518.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	51,010.73	0.00	0.00	0.00	(73.60)	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(123.80)	0.00	0.00	0.00
49	0.00	0.00	834.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	70,047.62	0.00	51,529.14	37,881.35	0.00	0.00	(197.40)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		159,260.71

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25